UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3275

Smith Barney Investment Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: April 30

Date of reporting period: January 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT FUNDS INC.

SMITH BARNEY HANSBERGER GLOBAL VALUE FUND

FORM N-Q

JANUARY 31, 2006

SMITH BARNEY HANSBERGER GLOBAL VALUE FUND

Schedule of Investments (unaudited)	January 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.4%
Australia - 1.1%
12,786	Westpac Banking Corp.	$225,230

Bermuda - 2.9%
178,000	GOME Electrical Appliances Holdings Ltd. (a)	138,830
235,000	Johnson Electric Holdings Ltd.	231,758
9,299	Tyco International Ltd.	242,239

	Total Bermuda	612,827

Brazil - 2.9%
4,400	Companhia Energetica de Minas Gerais, Sponsored ADR	208,824
4,243	Petroleo Brasileiro SA, ADR	400,964

	Total Brazil	609,788

Canada - 3.0%
8,300	Alcan Inc., New York Shares	404,957
22,763	Celestica Inc. *	227,175

	Total Canada	632,132

China - 1.6%
63,000	Weichai Power Co., Ltd.	106,800
304,000	Yanzhou Coal Mining Co., Ltd., Class H Shares *	231,224

	Total China	338,024

Finland - 1.0%
11,000	Nokia Oyj	201,259

France - 8.0%
6,930	Axa	235,052
2,461	BNP Paribas SA	219,601
6,384	Carrefour SA	301,594
6,300	France Telecom SA	143,375
6,900	Suez SA	255,341
1,210	Total SA	334,211
6,100	Vivendi Universal SA	191,178

	Total France	1,680,352

Germany - 2.1%
2,118	E.ON AG	236,706
2,528	Linde AG	205,788

	Total Germany	442,494

Hong Kong - 0.9%
18,000	Hutchison Whampoa Ltd.	184,014

Indonesia - 1.1%
373,000	PT Indosat Tbk.	230,763

Italy - 2.6%
10,242	Eni SpA	309,786
34,000	UniCredito Italiano SpA	242,836

	Total Italy	552,622

Japan - 13.5%
13,000	Ajinomoto Co. Inc.	135,466
15,000	Asahi Glass Co., Ltd.	217,650
29,000	Bank of Yokohama Ltd.	235,702
4,100	Canon Inc.	248,347
16,000	Chugoku Bank Ltd.	238,457
23,000	Joyo Bank	153,681
11,900	JS Group Corp.	250,960
40,000	Marubeni Corp.	214,228
2,400	Nintendo Co., Ltd.	330,376

See Notes to Schedule of Investments.

SMITH BARNEY HANSBERGER GLOBAL VALUE FUND

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
Japan - 13.5% (continued)
17,000	Nissan Motor Co., Ltd.	$191,983
14,000	Nomura Holdings, Inc.	274,287
32,000	Sumitomo Trust & Banking Co., Ltd.	353,441

	Total Japan	2,844,578

Netherlands - 2.0%
5,700	ING Groep NV, CVA	203,519
11,500	STMicroelectronics NV	212,505

	Total Netherlands	416,024

Russia - 1.5%
4,200	LUKOIL, Sponsored ADR	321,300

Singapore - 1.0%
21,213	DBS Group Holdings Ltd.	214,444

South Korea - 2.3%
3,600	LG Chem Ltd.	202,152
745	Samsung Electronics Co., Ltd., GDR (b)	285,335

	Total South Korea	487,487

Spain - 1.9%
15,900	Banco Santander Central Hispano SA	228,863
16,500	Telefonica Moviles SA	181,936

	Total Spain	410,799

Switzerland - 3.4%
4,300	Lonza Group AG, Registered Shares	270,768
830	Nestle SA	243,468
3,727	Novartis AG	204,659

	Total Switzerland	718,895

Taiwan - 1.6%
31,000	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	334,800

United Kingdom - 12.7%
4,000	AstraZeneca PLC	194,013
17,129	BP PLC	206,330
23,000	British Sky Broadcasting Group PLC	199,181
40,000	Cattles PLC	227,370
8,178	GlaxoSmithKline PLC	209,551
12,341	HBOS PLC	217,375
17,600	HSBC Holdings PLC	294,279
56,646	Kingfisher PLC	239,726
33,000	Reuters Group PLC	257,703
6,400	Royal Bank of Scotland Group PLC	198,432
20,000	Unilever PLC	210,621
105,176	Vodafone Group PLC	221,147

	Total United Kingdom	2,675,728

United States - 32.3%
4,900	Alliance Capital Management Holding LP	296,156
4,390	American International Group Inc.	287,369
4,302	Bank of America Corp.	190,278
7,104	Baxter International Inc.	261,782
12,054	Boston Scientific Corp. *	263,621
9,000	Cisco Systems Inc. *	167,130
7,609	Eastman Kodak Co.	190,986
12,355	Gap Inc.	223,502
8,592	General Electric Co.	281,388
5,799	Home Depot Inc.	235,149
3,727	International Business Machines Corp.	303,005
21,494	Interpublic Group of Cos. Inc. *	217,089

See Notes to Schedule of Investments.

SMITH BARNEY HANSBERGER GLOBAL VALUE FUND

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
United States - 32.3% (continued)
8,500	Investors Financial Services Corp.	$398,990
8,717	Jones Apparel Group Inc.	272,668
7,700	JPMorgan Chase & Co.	306,075
5,496	Merck & Co. Inc.	189,612
4,613	Merrill Lynch & Co. Inc.	346,298
6,130	MetLife Inc.	307,481
6,628	Microsoft Corp.	186,578
8,083	Pfizer Inc.	207,571
36,425	Tellabs Inc. *	465,876
24,519	Teradyne Inc. *	427,121
82	TIMCO Aviation Services Inc. *	369
43,658	Unisys Corp. *	292,072
7,796	Walt Disney Co.	197,317
6,099	Wyeth	282,079

	Total United States	6,797,562

	TOTAL COMMON STOCKS (Cost - $16,659,557)	20,931,122

WARRANTS
WARRANT - 0.0%
1,307	TIMCO Aviation Services Inc., Expires 2/27/07*(a)(c) (Cost - $1)	0

	TOTAL INVESTMENTS - 99.4% (Cost - $16,659,558#)	20,931,122
	Other Assets in Excess of Liabilities - 0.6%	134,042

	TOTAL NET ASSETS - 100.0%	$21,065,164

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
CVA	— Certificaaten van aandelen (Share Certificates)
GDR	— Global Depositary Receipt

Summary of Investments by Sector** (unaudited)

Financials	28.2%
Information Technology	17.6%
Consumer Discretionary	12.2%
Health Care	8.7%
Industrials	8.2%
Energy	7.5%
Materials	6.3%
Consumer Staples	4.3%
Telecommunication Services	3.7%
Utilities	3.3%

100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of January 31, 2006 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Hansberger Global Value Fund (the “Fund”) is a separate diversified series of Smith Barney Investment Funds Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,797,459
Gross unrealized depreciation	(525,895)

Net unrealized appreciation	$4,271,564

At January 31, 2006, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain(Loss)
Contracts to Buy:
Hong Kong Dollar	275,990	35,579	2/1/2006	$(5)
Hong Kong Dollar	448,862	57,865	2/1/2006	(7)
Japanese Yen	2,284,741	19,547	2/1/2006	104

Contracts to Sell:
Hong Kong Dollar	318,151	41,015	2/2/2006	$(4)
Indonesian Rupiah	290,847,375	31,024	2/1/2006	(66)
Pound Sterling	12,190	21,722	2/1/2006	(205)
South Korean Won	21,117,534	22,000	2/1/2006	(83)

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(266)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investments Funds Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R Jay Gerken
Chief Executive Officer

Date:	March 31, 2006

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	March 31, 2006